NET (LOSS) OR INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income		¥ 686,378	$ 107,708	¥ (5,602,990)	¥ (3,160,507)
Add: Accretion to redemption value of convertible redeemable preferred shares | ¥					(552,036)
Add: Deemed distribution to a certain holder of Series B convertible redeemable preferred shares | ¥					(2,127)
Less: Net (loss)/income attributable to non-controlling interests		108	17	(13,885)	(2,074)
Net (loss)/income attributable to the Company's ordinary shareholders		¥ 686,270	$ 107,691	¥ (5,589,105)	¥ (3,712,596)
Denominator:
Weighted average number of shares outstanding used in calculating basic loss per share	[1]	2,025,366,744	2,025,366,744	2,021,919,061	1,609,200,055
Adjustments for dilutive options, RSUs and preferred shares		110,477,513	110,477,513
Weighted average number of shares outstanding used in calculating diluted loss per share	[1]	2,135,844,257	2,135,844,257	2,021,919,061	1,609,200,055
Basic net (loss)/income per share attributable to ordinary shareholders | (per share)	[1]	¥ 0.34	$ 0.05	¥ (2.76)	¥ (2.31)
Diluted net (loss)/income per share attributable to ordinary shareholders | (per share)	[1]	¥ 0.32	$ 0.05	¥ (2.76)	¥ (2.31)
Share split ratio					500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		110,477,513	110,477,513	54,785,705	74,896,940

[1]	1-to-500 share split concurrent with the completion of IPO in May 2019 was accounted for on a retrospective basis for the calculation of basic and diluted loss per share as if it was completed at the inception of the Company.